Fair Value Measurements - Summary of the Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value recurring [Member] | Treasury Trust Funds held in Trust Account [Member] | Level 1 [Member]
Assets
Treasury Trust Funds held in Trust Account	$ 15,779,835	$ 51,976,918	$ 194,767,885